Related Party Transactions (Details) $ / shares in Units, £ in Thousands				3 Months Ended			6 Months Ended		12 Months Ended
	Nov. 15, 2020	Nov. 13, 2020 USD ($) $ / shares shares	Aug. 16, 2017 USD ($) shares	Jun. 30, 2023 USD ($) shares	Mar. 31, 2023 shares	Jun. 30, 2022 USD ($)	Jun. 30, 2023 USD ($) shares	Jun. 30, 2022 USD ($)	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($) shares	Nov. 13, 2020 GBP (£)
Related Party Transactions
Related party payables				$ 138,352			$ 138,352		$ 273,176	$ 252,773
Related party receivables				32,997			32,997		31,446	13,648
Related party cost									935,000	1,080,000.00
Expenses incurred in relation to legal services				0		$ 34,000	0	$ 63,000	138,000	32,000
Amounts payable				$ 0			$ 0		$ 0	$ 0
Loans receivable term		3 years
Abated interest rate		0.25%
Number of stock options purchased (in shares) | shares		281,648		2,675	2,647		5,322		7,443	52,347
Share issue price (in dollars per share) | $ / shares		$ 6.00
Loans Receivable amount kind in services per month		$ 9,000									£ 9
Stock options expiration period		36 months
Shareholder loan balances totaled				$ 0			$ 0		$ 19,000	$ 130,000
Percentage of commission received, first year	20.00%
Percentage of commission received, second year	10.00%
Percentage of commission received, third year	5.00%
Loans receivable carrying amount		$ 335,000
Ten Clouds [Member]
Related Party Transactions
Related party payables									273,000	$ 253,000
Related party receivables				138,000			138,000		273,000
Related party cost				$ 242,000		$ 219,000	535,000	$ 434,000
Three shareholder loan agreements with three related parties
Related Party Transactions
Shareholder loan balances totaled									0
Loans issued | shares			35,256
Loans receivable carrying amount			$ 75,000
Vital4Data
Related Party Transactions
Payment of commission							$ 0		$ 0